Subsequent events (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands						1 Months Ended		12 Months Ended
	Mar. 03, 2021 USD ($) shares	Mar. 02, 2021 USD ($)	Feb. 01, 2021 USD ($) $ / shares shares	Jan. 11, 2021 USD ($)	Jan. 11, 2021 CAD ($)	Jan. 29, 2021 USD ($) shares	Jan. 29, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Apr. 03, 2019 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares | shares								117,975,579	86,607,305
Gross proceeds from issue								$ 14,276
Sandstorm Gold Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares | shares										4,784,689
Debentures issued										$ 10,000
Conversion price | $ / shares										$ 2.14
Bought Deal Public Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares | shares						10,253,128	10,253,128
Gross proceeds from issue				$ 26,700		$ 26,700
Bought Deal Public Offering [Member] | Canadian Dollar [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares price | $ / shares							$ 3.31
Gross proceeds from issue					$ 33,940		$ 33,940
Convertible Debenture [Member] | Sandstorm Gold Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares | shares	2,336,448		2,336,448
Issue of convertible debentures	$ 5,000		$ 5,000
Debentures issued			$ 10,000
Conversion price | $ / shares			$ 2.14
Loan Payable with Macquarie [Member]
Disclosure of non-adjusting events after reporting period [line items]
Monthly fixed cash payments		$ 2,900